Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Tax rate on service income from provision of advertising services in the PRC (as a percent)		3.00%
First variation of VAT and related surcharges (as a percent)	6.00%
Second variation of VAT and related surcharges (as a percent)	9.00%
Third variation of VAT and related surcharges (as a percent)	13.00%
Surcharges on business taxes and VAT (as a percent)	12.00%	12.00%	12.00%
Accounts Receivable, Net, Current		¥ 198,428		$ 109,457	¥ 762,018	¥ 153,944
Additions charged to general and administrative expenses, net	¥ (117)	¥ (1,198)	¥ (3,049)
Advertising revenues [Member] | Maximum
Disaggregation of Revenue [Line Items]
Period over which payments are due		3 months
Others
Disaggregation of Revenue [Line Items]
Deferred revenue						133,149
Revenue recognized	109,576	¥ 120,698
Deferred revenue		120,552			185,529
Live streaming
Disaggregation of Revenue [Line Items]
Deferred revenue		922,774			¥ 1,398,320	¥ 682,613
Revenue recognized	¥ 842,040	¥ 637,346